UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net (loss) income	$ (11,239,000)		$ 144,533,000
Unrealized net (loss)/gain on qualifying cash flow hedging instruments	1,751,000	[1]	3,008,000	[1]
Unrealized gain on investment in available-for-sale securities	58,333,000		52,110,000
Other comprehensive (loss) income	60,084,000		55,118,000
Comprehensive income	48,845,000		199,651,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	$ 200,000		$ 0

[1]	Includes share of net loss of $0.2 million and $nil for the six months ended June 30, 2014 and 2013, respectively on qualifying cash flow hedging instruments held by an affiliate.